Digital Assets and Digital Asset ETPs - Schedule of Opening and Closing Position of Digital Asset ETPs and Fund Holdings (Details) - Coinshares International Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Digital Assets and Digital Asset ETPs - Schedule of Opening and Closing Position of Digital Asset ETPs and Fund Holdings (Details) [Line Items]
Opening position	$ 1,190,998	$ 267,063
Net additions and transfers	886,324	1,061,833
Net disposals and transfers	(837,283)	(649,593)
Net movement	49,041	412,240
Realized (loss)/gain	(6,316)	52,233
Unrealized (loss)/gain	(88,293)	459,771
Net (loss)/gain	(94,609)	512,004
Exchange differences	(2)	(309)
Closing position	$ 1,145,428	$ 1,190,998